RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) - CNY (¥) ¥ in Thousands	Aug. 16, 2017	Sep. 26, 2016
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business	¥ 421,000	¥ 400,000